Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Sep. 30, 2020	$ 580	$ 5,251,205	$ 579,922	$ 5,072,672	$ (388,102)	$ 10,516,277	$ 506,732	$ 11,023,009
Beginning balance, shares at Sep. 30, 2020	5,800,000
Net income (loss)				2,311,399		2,311,399	(16,200)	2,295,199
Amortization of share-based compensation		316,668				316,668		316,668
Foreign currency translation adjustment					403,523	403,523	2,620	406,143
Amortization of stock options
Ending balance, value at Mar. 31, 2021	$ 580	5,567,873	579,922	7,384,071	15,421	13,547,867	493,152	14,041,019
Ending balance, shares at Mar. 31, 2021	5,800,000
Beginning balance, value at Sep. 30, 2021	$ 833	15,540,433	1,050,721	9,192,676	222,221	26,006,884	527,865	26,534,749
Beginning balance, shares at Sep. 30, 2021	8,330,000
Net income (loss)				2,548,678		2,548,678	(19,018)	2,529,660
Foreign currency translation adjustment					487,799	487,799	(2,296)	485,503
Non-cash exercise of warrants	$ 2	(2)
Non-cash exercise of warrants, shares	20,381
Amortization of stock options		89,820				89,820		89,820
Ending balance, value at Mar. 31, 2022	$ 835	$ 15,630,251	$ 1,050,721	$ 11,741,354	$ 710,020	$ 29,133,181	$ 506,551	$ 29,639,732
Ending balance, shares at Mar. 31, 2022	8,350,381